Gross investment in lease (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Gross Investment in Lease

	2012	2011
Gross investment in lease	$95,798	$110,438
Current portion	(15,977)	(14,640)

	$79,821	$95,798